Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Property and equipment consisted of the following:

	Depreciable Life (In Years)	As of December 31,
		2016	2015
		(In thousands)
Land	—	$13,273	$12,055
Buildings and improvements	1 - 30	79,765	73,949
Furniture, fixtures, equipment and other	1 - 12	430,078	371,889
Customer rental equipment	2 - 4	689,579	588,430
Satellites - owned	2 - 15	2,381,120	2,381,120
Satellites acquired under capital leases	10 - 15	781,761	665,518
Construction in progress	—	422,337	311,083
Total property and equipment		4,797,913	4,404,044
Accumulated depreciation		(2,503,187)	(2,138,642)
Property and equipment, net		$2,294,726	$2,265,402

Schedule of construction in progress
Construction in progress consisted of the following:

	As of December 31,
	2016	2015
	(In thousands)
Progress amounts for satellite construction, including prepayments under capital leases and launch services costs	$244,234	$187,253
Satellite related equipment	152,683	104,566
Other	25,420	19,264
Construction in progress	$422,337	$311,083
Construction in progress included the following owned and leased satellites under construction or undergoing in-orbit testing as of December 31, 2016.

Satellites	Segment	Expected Launch Date
EchoStar 105/SES-11	ESS	Second quarter of 2017
Telesat T19V (“63 West”) (1)	Hughes	Second quarter of 2018

(1)	We entered into a satellite services agreement for certain capacity on this satellite once launched, but are not party to the construction contract.

Schedule of depreciation expense
Depreciation expense associated with our property and equipment consisted of the following:

	For the Years Ended December 31,
	2016	2015	2014
	(In thousands)
Satellites	$191,729	$197,469	$210,763
Furniture, fixtures, equipment and other	58,535	70,962	50,492
Customer rental equipment	114,568	105,725	116,685
Buildings and improvements	4,194	5,111	5,357
Total depreciation expense	$369,026	$379,267	$383,297

Schedule of satellites
Our operating satellite fleet consists of both owned and leased satellites detailed in the table below as of December 31, 2016.

Satellites	Segment	Launch Date	Nominal Degree Orbital Locations (West Longitude)	Depreciable Life (In Years)
Owned:
SPACEWAY 3 (1)	Hughes	August 2007	95	12
EchoStar XVII	Hughes	July 2012	107	15
EchoStar I (2)(3)(4)	ESS	December 1995	77	—
EchoStar III (4)	ESS	October 1997	61.5	12
EchoStar VI (4)	ESS	July 2000	96.2	12
EchoStar VII (2)(3)	ESS	February 2002	119	3
EchoStar VIII (2)(4)	ESS	August 2002	77	12
EchoStar IX (2)(4)	ESS	August 2003	121	12
EchoStar X (2)(3)	ESS	February 2006	110	7
EchoStar XI (2)(3)	ESS	July 2008	110	9
EchoStar XII (2)(4)(5)	ESS	July 2003	61.5	2
EchoStar XIV (2)(3)	ESS	March 2010	119	11
EchoStar XVI (2)	ESS	November 2012	61.5	15
Capital Leases:
Nimiq 5 (2)	ESS	September 2009	72.7	15
QuetzSat-1 (2)	ESS	September 2011	77	10
Eutelsat 65 West A	Hughes	March 2016	65	15
Operating Lease:
AMC-15	ESS	October 2004	105	—

(1)	Depreciable life represents the remaining useful life as of June 8, 2011, the date EchoStar completed its acquisition of Hughes Communications, Inc. and its subsidiaries.

(2)	See Note 16 for discussion of related party transactions with DISH Network.

(3)
Depreciable life represents the remaining useful life as of March 1, 2014, the effective date of our receipt of the satellites from DISH Network as part of the Satellite and Tracking Stock Transaction (See Note 3).

(4)	Fully depreciated assets.

(5)	Depreciable life represents the remaining useful life as of June 30, 2013, the date the EchoStar XII satellite was impaired.